SHARE CAPITAL	12 Months Ended
Sep. 30, 2022
SHARE CAPITAL
SHARE CAPITAL

16.          SHARE CAPITAL

During the fiscal year ended September 30, 2020, we sold an aggregate of 280,000 shares of the Company’s common stock under an “at the market” arrangement, for gross proceeds of $2.36 million (RMB16.2 million).

During the fiscal year ended September 30, 2020, third parties contributed RMB2.1 million to our consolidating entities without a corresponding reduction in our ownership percentage, resulting in an increase in cash and non-controlling interests.

During the fiscal year ended September 30, 2021, we sold an aggregate of 219,440 shares of the Company’s common stock under an “at the market” arrangement, for gross proceeds of $2.62 million (RMB17.2 million).

During the fiscal year ended September 30, 2021, the employees exercised an aggregate of 21,930 shares of stock options. Cash received from options exercised for the years ended September 30, 2021 and 2020 was–nil- and $73 (RMB472).

During the fiscal year ended September 30, 2022, we sold an aggregate of 201,000 shares of the Company’s common stock under an “at the market” arrangement, for gross proceeds of $1.65 million (RMB11 million).

During the fiscal year ended September 30, 2022, the employees exercised an aggregate of 16,510 shares of stock options. Cash received from options exercised for the years ended September 30, 2022 and 2021 was US$53,580 (RMB340,454) and –nil-.